Simple Agreements for Future Equity (SAFEs) - Schedule of fair value of the SAFEs issued during the year (Details)	Mar. 31, 2026	Dec. 31, 2025 yr
Measurement Input Financing Scenario [Member]
Simple Agreements For Future Equity [Line Items]
Simple Agreements For Future Equity Measurement Input	0.10
Measurement Input Financing Scenario [Member] | Minimum [Member]
Simple Agreements For Future Equity [Line Items]
Simple Agreements For Future Equity Measurement Input		10
Measurement Input Financing Scenario [Member] | Maximum [Member]
Simple Agreements For Future Equity [Line Items]
Simple Agreements For Future Equity Measurement Input		20
Measurement Input Liquidity Event Scenario [Member]
Simple Agreements For Future Equity [Line Items]
Simple Agreements For Future Equity Measurement Input	0.90
Measurement Input Liquidity Event Scenario [Member] | Minimum [Member]
Simple Agreements For Future Equity [Line Items]
Simple Agreements For Future Equity Measurement Input		80
Measurement Input Liquidity Event Scenario [Member] | Maximum [Member]
Simple Agreements For Future Equity [Line Items]
Simple Agreements For Future Equity Measurement Input		90
Measurement Input Project Term to Projected Financing Date [Member]
Simple Agreements For Future Equity [Line Items]
Simple Agreements For Future Equity Measurement Input	0.0042
Measurement Input Project Term to Projected Financing Date [Member] | Minimum [Member]
Simple Agreements For Future Equity [Line Items]
Simple Agreements For Future Equity Measurement Input		0.41
Measurement Input Project Term to Projected Financing Date [Member] | Maximum [Member]
Simple Agreements For Future Equity [Line Items]
Simple Agreements For Future Equity Measurement Input		0.5
Measurement Input Project Term to Projected Liquidity Event Date [Member]
Simple Agreements For Future Equity [Line Items]
Simple Agreements For Future Equity Measurement Input	0.0012
Measurement Input Project Term to Projected Liquidity Event Date [Member] | Minimum [Member]
Simple Agreements For Future Equity [Line Items]
Simple Agreements For Future Equity Measurement Input		0.16
Measurement Input Project Term to Projected Liquidity Event Date [Member] | Maximum [Member]
Simple Agreements For Future Equity [Line Items]
Simple Agreements For Future Equity Measurement Input		0.34
Measurement Input, Discount Rate [Member]
Simple Agreements For Future Equity [Line Items]
Simple Agreements For Future Equity Measurement Input	0.462
Measurement Input, Discount Rate [Member] | Minimum [Member]
Simple Agreements For Future Equity [Line Items]
Simple Agreements For Future Equity Measurement Input		43.3
Measurement Input, Discount Rate [Member] | Maximum [Member]
Simple Agreements For Future Equity [Line Items]
Simple Agreements For Future Equity Measurement Input		45
Measurement Input, Risk Free Interest Rate [Member]
Simple Agreements For Future Equity [Line Items]
Simple Agreements For Future Equity Measurement Input	0.037
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Simple Agreements For Future Equity [Line Items]
Simple Agreements For Future Equity Measurement Input		3.6
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Simple Agreements For Future Equity [Line Items]
Simple Agreements For Future Equity Measurement Input		3.9
Measurement Input, Price Volatility [Member] | Minimum [Member]
Simple Agreements For Future Equity [Line Items]
Simple Agreements For Future Equity Measurement Input	0.86	98
Measurement Input, Price Volatility [Member] | Maximum [Member]
Simple Agreements For Future Equity [Line Items]
Simple Agreements For Future Equity Measurement Input	1	104